INVENTORIES	12 Months Ended
Apr. 30, 2012
INVENTORIES

NOTE 6. INVENTORIES

Inventories are primarily related to coal located at KMC, Wei She, Tai Fung and TNI. Inventories consist of the followings of April 30:

Description	April 30, 2012	April 30, 2011
Raw Coal	$897,004	$2,952,157
Coke Coal	4,739	537,072
Fine Coal	4,044,488	3,143,790
Total	$4,946,231	$6,633,019